Shareholder Fees	Feb. 26, 2026
Commonwealth Australia/New Zealand Fund | Commonwealth Australia/New Zealand Fund
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	2.00%
Africa Fund | Africa Fund
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	2.00%
Commonwealth Japan Fund | Commonwealth Japan Fund
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	2.00%
Commonwealth Global Fund | Commonwealth Global Fund
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	2.00%
Commonwealth Real Estate Securities Fund | Commonwealth Real Estate Securities Fund
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	2.00%